INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES (Tables)
Income tax expense
	Year Ended December 31, 2021	Year Ended December 31, 2020
Federal tax rate	21%	21%
Carryforward	$(30,105,943)	$(29,465,116)
Net loss	(3,419,621)	(5,957,927)
Loss on Conversion	2,218,382	0
Stock-based compensation	373,145	5,317,100

Net operating losses current	$(30,934,037)	$(30,105,943)

Deferred income tax assets and liabilities
	Year Ended December 31, 2021	Year Ended December 31, 2020
Deferred tax assets:
Deferred tax assets	(6,496,148)	(6,322,248)
Less: valuation allowance	6,496,148	6,322,248
Deferred tax income	$-	$-